UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund The Rice Hall James Funds Semi-Annual Report April 30, 2019 Rice Hall James SMID Cap Portfolio Rice Hall James Small Cap Portfolio Rice Hall James Micro Cap Portfolio Investment Adviser: Rice Hall James & Associates, LLC

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2019

The RHJ Funds file their complete schedules of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Funds’ Forms N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-474-5669; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.8%
	Shares	Value

COMMUNICATION SERVICES — 1.9%
Vonage Holdings*	7,797	$75,787

CONSUMER DISCRETIONARY — 17.1%
Aaron’s	1,478	82,310
Columbia Sportswear	772	77,177
Dave & Buster’s Entertainment	1,653	93,957
Hasbro	737	75,071
LKQ*	2,741	82,504
Steven Madden	2,013	73,172
Strategic Education	771	110,523
Tractor Supply	458	47,403
Vail Resorts	219	50,118

		692,235

CONSUMER STAPLES — 1.9%
US Foods Holding*	2,134	77,998

ENERGY — 2.5%
Apergy*	1,639	65,052
Core Laboratories	581	36,829

		101,881

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — 6.9%
Green Dot, Cl A*	957	$61,028
Umpqua Holdings	5,992	104,021
Zions Bancorp	2,269	111,930

		276,979

HEALTH CARE — 15.1%
Acadia Healthcare*	1,296	41,498
Avanos Medical*	1,625	68,169
Bio-Techne	420	85,928
Edwards Lifesciences*	571	100,536
Emergent BioSolutions*	1,560	80,621
Jazz Pharmaceuticals*	449	58,266
Premier, Cl A*	2,383	79,187
STERIS	725	94,960

		609,165

INDUSTRIALS — 23.9%
Aerojet Rocketdyne Holdings*	2,152	72,867
Carlisle	695	98,287
Dover	690	67,648
Hubbell, Cl B	584	74,518
IDEX	487	76,293
KAR Auction Services	1,423	80,371
Kirby*	1,216	99,371
MasTec*	1,862	94,310
Robert Half International	884	54,888
Toro	960	70,224
Valmont Industries	583	78,612
Xylem	1,207	100,664

		968,053

INFORMATION TECHNOLOGY — 23.1%
Box, Cl A*	2,537	52,313
CDW	866	91,450
Ciena*	2,046	78,484
Dolby Laboratories, Cl A	1,218	78,792
Euronet Worldwide*	556	83,339
FLIR Systems	2,035	107,733
II-VI*	1,301	51,832

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
j2 Global	475	$41,619
Pegasystems	1,154	86,562
PTC*	915	82,780
Teradata*	2,415	109,810
Tyler Technologies*	292	67,718

		932,432

MATERIALS — 5.4%
FMC	1,266	100,090
Livent*	4,640	50,019
PQ Group Holdings*	4,378	69,216

		219,325

TOTAL COMMON STOCK (Cost $3,160,870)		3,953,855

SHORT-TERM INVESTMENT(A) — 2.3%

CASH EQUIVALENT
Dreyfus Treasury & Agency Cash Management Fund, Institutional Shares, 2.330% (Cost $90,580)	90,580	90,580

TOTAL INVESTMENTS— 100.1% (Cost $3,251,450)		$4,044,435

Percentages are based on Net Assets of $4,041,860.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2019.

Cl — Class

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

For the period ended April 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.0%
	Shares	Value

COMMUNICATION SERVICES — 4.4%
IMAX*	47,100	$1,148,298
Vonage Holdings*	88,900	864,108

		2,012,406

CONSUMER DISCRETIONARY — 17.3%
Aaron’s	16,700	930,023
Callaway Golf	46,000	807,760
Dave & Buster’s Entertainment	18,600	1,057,224
Five Below*	7,200	1,054,008
ICF International	6,300	490,581
MasterCraft Boat Holdings*	24,228	599,401
Steven Madden	24,400	886,940
Stoneridge*	26,072	819,443
Strategic Education	8,600	1,232,810

		7,878,190

CONSUMER STAPLES — 7.0%
Calavo Growers	11,300	1,082,653
MGP Ingredients	9,650	847,945
Performance Food Group*	30,600	1,253,070

		3,183,668

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued
	Shares	Value

ENERGY — 1.7%
Apergy*	19,200	$762,048

FINANCIALS — 6.2%
Banner	11,500	609,730
FirstCash	5,000	488,400
Glacier Bancorp	10,200	434,418
Green Dot, Cl A*	9,000	573,930
UMB Financial	10,000	698,600

		2,805,078

HEALTH CARE — 18.0%
Acadia Healthcare*	14,300	457,886
Avanos Medical*	18,100	759,295
Emergent BioSolutions*	15,400	795,872
Encompass Health	14,400	928,080
Ensign Group	17,200	886,144
Globus Medical, Cl A*	15,500	698,895
NuVasive*	11,000	666,600
Omnicell*	12,500	1,004,500
Premier, Cl A*	27,300	907,179
Supernus Pharmaceuticals*	11,900	437,087
Tabula Rasa HealthCare*	11,800	628,468

		8,170,006

INDUSTRIALS — 19.3%
Aerojet Rocketdyne Holdings*	25,300	856,658
Air Transport Services Group*	35,002	823,597
Albany International, Cl A	7,100	525,187
Columbus McKinnon	17,115	673,647
Cubic	13,600	772,208
Hub Group, Cl A*	10,500	436,485
Lindsay	7,700	654,500
MasTec*	23,359	1,183,133
Mercury Systems*	11,995	875,875
Primoris Services	30,600	670,752
Rexnord*	15,800	451,880
Tetra Tech	12,700	821,944

		8,745,866

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — 20.4%
Box, Cl A*	28,600	$589,732
Brooks Automation	27,500	1,031,525
EPAM Systems*	5,900	1,058,224
Lattice Semiconductor*	44,070	570,707
LiveRamp Holdings*	7,836	457,074
Pegasystems	15,200	1,140,152
Power Integrations	10,400	821,808
PTC*	7,100	642,337
Radware*	24,027	626,864
Silicon Motion Technology ADR	11,492	439,454
Teradata*	16,500	750,255
Verint Systems*	14,800	893,772
Verra Mobility*	17,100	231,192

		9,253,096

MATERIALS — 2.7%
Carpenter Technology	13,100	650,677
Livent*	52,300	563,794

		1,214,471

TOTAL COMMON STOCK (Cost $38,700,812)		44,024,829

SHORT-TERM INVESTMENT(A) — 3.3%

CASH EQUIVALENT
Dreyfus Treasury & Agency Cash Management Fund, Institutional Shares, 2.330% (Cost $1,515,774)	1,515,774	1,515,774

TOTAL INVESTMENTS— 100.3% (Cost $40,216,586)		$45,540,603

Percentages are based on Net Assets of $45,402,293.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2019.

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2019 (Unaudited)

Cl	Class

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

For the period ended April 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.8%

	Shares	Value

COMMUNICATION SERVICES — 3.5%
Care.com*	29,100	$487,425
Marcus	15,000	564,300
QuinStreet*	43,600	622,172

		1,673,897

CONSUMER DISCRETIONARY — 10.5%
BJ’s Restaurants	12,400	618,884
Clarus	49,700	666,974
Conn’s*	24,200	626,054
Core-Mark Holding	17,445	634,126
Johnson Outdoors, Cl A	8,500	651,695
MasterCraft Boat Holdings*	23,500	581,390
Modine Manufacturing*	44,900	664,071
Zumiez*	24,700	657,761

		5,100,955

CONSUMER STAPLES — 2.9%
Farmer Brothers*	23,200	467,712
Inter Parfums	7,600	550,924
Landec*	38,268	402,196

		1,420,832

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued
	Shares	Value

ENERGY — 2.8%
Cactus, Cl A*	17,100	$620,730
Solaris Oilfield Infrastructure, Cl A	42,200	716,978

		1,337,708

FINANCIALS — 6.3%
Carolina Financial	16,100	581,049
EZCORP, Cl A*	43,400	471,758
Guaranty Bancshares	14,698	412,573
Heritage Financial	23,800	720,426
People’s Utah Bancorp	14,513	412,895
Washington Trust Bancorp	9,100	471,471

		3,070,172

HEALTH CARE — 20.9%
ANI Pharmaceuticals*	8,900	631,722
BioSpecifics Technologies*	10,400	696,800
Cardiovascular Systems*	18,200	646,828
Castlight Health, Cl B*	166,237	620,064
Collegium Pharmaceutical*	33,900	472,227
CryoPort*	57,700	811,839
Evolent Health, Cl A*	48,400	655,820
IntriCon*	26,500	619,305
Lantheus Holdings*	35,000	845,600
LeMaitre Vascular	23,400	675,792
NeoGenomics*	44,100	918,603
STAAR Surgical*	14,700	477,456
Tabula Rasa HealthCare*	6,800	362,168
Tactile Systems Technology*	11,000	547,360
Utah Medical Products	6,900	582,360
Vocera Communications*	18,100	576,485

		10,140,429

INDUSTRIALS — 23.0%
AAR	13,800	466,026
Air Transport Services Group*	25,300	595,309
CBIZ*	28,700	554,197
Columbus McKinnon	14,466	569,382
CRA International	11,500	598,920
DMC Global	13,270	919,611

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
DXP Enterprises*	13,863	$594,584
ESCO Technologies	10,100	757,500
Exponent	12,500	707,750
Kornit Digital*	32,600	939,858
Radiant Logistics*	94,900	620,646
Resources Connection	38,500	618,310
SP Plus*	15,900	548,868
Sterling Construction*	54,300	736,308
Titan Machinery*	27,700	476,440
TPI Composites*	20,300	628,285
Willdan Group*	21,400	845,942

		11,177,936

INFORMATION TECHNOLOGY — 24.9%
Airgain*	43,047	687,460
AXT*	105,200	599,640
Cass Information Systems	6,500	320,645
DSP Group*	44,900	641,621
ePlus*	5,200	490,308
International Money Express*	51,378	620,133
Kimball Electronics*	35,600	538,628
Lattice Semiconductor*	21,875	283,281
LivePerson*	20,900	612,997
Materialise ADR*	31,946	532,220
Mesa Laboratories	2,700	639,063
Mitek Systems*	62,084	738,800
Model N*	52,474	972,868
MTS Systems	15,000	824,700
Napco Security Technologies*	18,378	455,407
nLight*	31,700	828,321
Perficient*	21,400	630,016
Ribbon Communications*	84,800	454,528

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Silicom*	15,000	$460,200
Virtusa*	13,700	761,035

		12,091,871

TOTAL COMMON STOCK (Cost $36,480,761)		46,013,800

SHORT-TERM INVESTMENT(A) — 4.7%

CASH EQUIVALENT
Dreyfus Treasury & Agency Cash Management Fund, Institutional Shares, 2.330% (Cost $2,263,299)	2,263,299	2,263,299

TOTAL INVESTMENTS— 99.5% (Cost $38,744,060)		$48,277,099

Percentages are based on Net Assets of $48,536,524.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2019.

ADR	American Depositary Receipt
Cl	Class

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

For the period ended April 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2019 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	SMID Cap Portfolio	Small Cap Portfolio	Micro Cap Portfolio
Assets:
Investments at Value (Cost $3,251,450, $40,216,586 and $38,744,060, respectively)	$4,044,435	$45,540,603	$48,277,099
Receivable Due from Investment Adviser	3,051	—	—
Dividends Receivable	977	5,602	4,077
Receivable for Capital Shares Sold	378	2,568	86,056
Receivable for Investment Securities Sold	—	—	622,224
Prepaid Expenses	5,139	7,369	11,035

Total Assets	4,053,980	45,556,142	49,000,491

Liabilities:
Distribution Fees Payable (Investor Class)	3,099	—	—
Payable to Administrator	760	8,524	9,210
Payable to Trustees	368	4,050	4,324
Chief Compliance Officer Fees Payable	115	1,574	1,719
Payable to Investment Adviser	—	1,252	16,498
Payable for Investment Securities Purchased	—	—	360,881
Payable for Capital Shares Redeemed	—	41,068	—
Other Accrued Expenses	7,778	97,381	71,335

Total Liabilities	12,120	153,849	463,967

Net Assets	$4,041,860	$45,402,293	$48,536,524

Net Assets Consist of:
Paid-in Capital	$3,176,217	$43,735,984	$38,204,982
Total Distributable Earnings	865,643	1,666,309	10,331,542

Net Assets	$4,041,860	$45,402,293	$48,536,524

Institutional Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	N/A	5,409,143	1,616,325

Investor Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	195,673	N/A	N/A

Net Asset Value,
Per share* — Institutional Class	N/A	$8.39	$30.03

Net Asset Value,
Per share* — Investor Class	$20.66	N/A	N/A

*	Redemption price per share may be less if the shares are redeemed less than 90 days from the date of purchase. See Note 2 of the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2019 (Unaudited)

STATEMENTS OF OPERATIONS
	SMID Cap Portfolio	Small Cap Portfolio	Micro Cap Portfolio

Investment Income
Dividends	$20,245	$151,137	$135,077
Less: Foreign Taxes Withheld	(98)	—	—

Total Investment Income	20,147	151,137	135,077

Expenses
Investment Advisory Fees	17,294	168,880	174,760
Distribution Fees (Investor Class)	3,459	—	—
Administration Fees	4,461	48,981	53,955
Trustees’ Fees	701	7,680	8,517
Chief Compliance Officer Fees	218	2,090	2,307
Transfer Agent Fees	11,771	100,587	60,347
Registration and Filing Fees	9,721	10,992	11,263
Custodian Fees	2,480	2,480	2,480
Printing Fees	1,021	10,133	11,067
Audit Fees	1,137	12,187	13,453
Legal Fees	1,068	11,704	12,901
Other Expenses	1,539	13,801	15,187

Expenses Before Expense Waiver, Reimbursement and Fees Paid Indirectly	54,870	389,515	366,237

Less:
Waiver of Investment Advisory Fees	(17,294)	(168,880)	(74,293)
Reimbursement of Other Operating Expenses	(18,360)	(8,731)	—
Fees Paid Indirectly(1)	(191)	(2,901)	(6,995)

Net Expenses After Expense Waiver, Reimbursement and Fees Paid Indirectly	19,025	209,003	284,949

Net Investment Income (Loss)	1,122	(57,866)	(149,872)

Net Realized Gain (Loss) on Investments	82,077	(3,223,598)	1,182,646
Net Change in Unrealized Appreciation (Depreciation) on Investments	259,484	4,723,750	1,127,139

Total Net Realized and Unrealized Gain on Investments	341,561	1,500,152	2,309,785

Net Increase in Net Assets Resulting from Operations	$342,683	$1,442,286	$2,159,913

(1)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Operations:
Net Investment Income (Loss)	$1,122	$(3,554)
Net Realized Gain on Investments	82,077	565,170
Net Change in Unrealized Appreciation (Depreciation) on Investments	259,484	(400,587)

Net Increase in Net Assets Resulting in Operations	342,683	161,029

Distributions	(562,690)	—

Capital Share Transactions:
Issued	45,887	98,586
Reinvestment of Distributions	537,530	—
Redeemed	(438,048)	(577,682)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	145,369	(479,096)

Total Decrease in Net Assets	(74,638)	(318,067)

Net Assets:
Beginning of Period/Year	4,116,498	4,434,565

End of Period/Year	$4,041,860	$4,116,498

Shares Issued and Redeemed:
Issued	2,280	4,167
Reinvestment of Distributions	31,713	—
Redeemed	(21,701)	(25,124)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	12,292	(20,957)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Loss	$(57,866)	$(215,720)
Net Realized Gain (Loss) on Investments	(3,223,598)	9,959,324
Net Change in Unrealized Appreciation (Depreciation) on Investments	4,723,750	(6,270,815)

Net Increase in Net Assets Resulting in Operations	1,442,286	3,472,789

Distributions	(9,859,448)	(2,911,003)

Capital Share Transactions:
Issued	5,310,044	27,368,785
Reinvestment of Distributions	9,790,105	2,889,070
Redeemed	(6,387,585)	(33,917,179)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	8,712,564	(3,659,324)

Total Increase (Decrease) in Net Assets	295,402	(3,097,538)

Net Assets:
Beginning of Period/Year	45,106,891	48,204,429

End of Period/Year	$45,402,293	$45,106,891

Shares Issued and Redeemed:
Issued	649,763	2,454,138
Reinvestment of Distributions	1,410,678	266,028
Redeemed	(753,969)	(2,935,962)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,306,472	(215,796)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Loss	$(149,872)	$(409,370)
Net Realized Gain on Investments	1,182,646	9,988,328
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,127,139	(6,520,444)

Net Increase in Net Assets Resulting in Operations	2,159,913	3,058,514

Distributions	(9,592,618)	(5,688,859)

Capital Share Transactions:
Issued	2,707,538	4,232,105
Reinvestment of Distributions	8,297,105	5,232,018
Redemption Fees(1)	2,344	94
Redeemed	(7,238,773)	(5,552,133)

Net Increase in Net Assets from Capital Share Transactions	3,768,214	3,912,084

Total Increase (Decrease) in Net Assets	(3,664,491)	1,281,739

Net Assets:
Beginning of Period/Year	52,201,015	50,919,276

End of Period/Year	$48,536,524	$52,201,015

Shares Issued and Redeemed:
Issued	93,478	122,821
Reinvestment of Distributions	337,144	155,391
Redeemed	(270,254)	(156,606)

Net Increase in Shares Outstanding from Share Transactions	160,368	121,606

(1) See Note 2 in the Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

		Selected Per-Share Data & Ratios For a Share Outstanding Throughout Each Year or Period
	Six Months Ended April 30, 2019 (Unaudited)	Years Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period/Year	$22.45	$21.70	$17.78	$19.11	$19.25	$17.87

Income (Loss) from
Investment Operations:
Net Investment Income (Loss)(1)	—	(0.02)	(0.03)	(0.05)	(0.05)	(0.09)
Net Realized and Unrealized Gain (Loss)	1.40	0.77	3.95	(1.28)	(0.09)‡	1.47

Total from Investment Operations	1.40	0.75	3.92	(1.33)	(0.14)	1.38

Dividends and Distributions:
Net Realized Gain	(3.19)	—	—	—	—	—

Total Dividends and Distributions	(3.19)	—	—	—	—	—

Net Asset Value, End of Period/Year	$20.66	$22.45	$21.70	$17.78	$19.11	$19.25

Total Return†	9.36%	3.46%	22.05%	(6.96)%	(0.73)%	7.72%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$4,042	$4,116	$4,435	$4,063	$4,539	$5,076
Ratio of Net Expenses to Average Net Assets	1.00%(2)*	1.00%(2)	1.00%(3)	1.14%(3)	1.40%(3)	1.40%(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.87%*	2.58%	2.65%	2.84%	2.88%	2.71%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.05%*	(0.08)%	(0.16)%	(0.25)%	(0.26)%	(0.46)%
Portfolio Turnover Rate†	27%	48%	38%	49%	51%	50%

(1)	Per share calculations were performed using average shares for the period.

(2)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly and commission recapture. If these amounts were included, the ratios would have decreased by 1 basis point (bps), and 1 bps, respectively.

(3)

The Ratio of Expenses to Average Net Assets includes the effect of fees paid indirectly. If these expense offsets were excluded, the ratios would have increased by 1 bps, 1 bps, 1 bps, and 2 bps, respectively.

‡

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the year or period.

*	Annualized.

Amounts	designated as “—“ are $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS
		Selected Per-Share Data & Ratios For a Share Outstanding Throughout Each Year or Period
	Six Months Ended April 30, 2019 (Unaudited)	Years Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period/Year	$10.99	$11.16	$10.16	$13.61	$17.40	$17.88

Income (Loss) from
Investment Operations:
Net Investment Loss(1)	(0.01)	(0.05)	(0.03)	(0.04)	(0.06)	(0.06)
Net Realized and Unrealized Gain (Loss)	(0.13)	0.60	1.48	(0.64)	0.83	1.23

Total from Investment Operations	(0.14)	0.55	1.45	(0.68)	0.77	1.17

Distributions from:
Net Realized Gain	(2.46)	(0.72)	(0.45)	(2.77)	(4.56)	(1.65)

Total Distributions	(2.46)	(0.72)	(0.45)	(2.77)	(4.56)	(1.65)

Net Asset Value, End of Period/Year	$8.39	$10.99	$11.16	$10.16	$13.61	$17.40

Total Return†	3.39%	5.00%	14.49%	(5.18)%	5.35%	7.21%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$45,402	$45,107	$48,204	$41,425	$48,215	$73,780
Ratio of Net Expenses to Average Net Assets	1.00%(2)*	1.00%(2)	0.97%(3)	1.07%(3)	1.19%(3)	1.22%(3)
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.86%*	1.68%	1.66%	1.56%	1.67%	1.51%
Ratio of Net Investment Loss to Average Net Assets	(0.29)%*	(0.41)%	(0.32)%	(0.35)%	(0.42)%	(0.38)%
Portfolio Turnover Rate†	49%	103%	84%	54%	47%	46%

(1)	Per share calculations were performed using average shares for the period.

(2)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly and commission recapture. If these amounts were included, the ratios would have increased by 1 basis point (bps), and 5 bps, respectively.

(3)

The Ratio of Expenses to Average Net Assets includes the effect of fees paid indirectly. If these expense offsets were excluded, the ratios would have increased by 3 bps, 2 bps, 6 bps, and 3 bps, respectively.

†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the year or period.

*	Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS
		Selected Per-Share Data & Ratios For a Share Outstanding Throughout Each Year or Period
	Six Months Ended April 30, 2019 (Unaudited)	Years Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period/Year	$35.85	$38.16	$29.20	$27.53	$27.50	$26.59

Income (Loss) from
Investment Operations:
Net Investment Loss(1)	(0.10)	(0.28)	(0.33)	(0.11)	(0.33)	(0.27)
Net Realized and Unrealized Gain	0.99	2.23	9.29	1.78	0.36	1.17

Total from Investment Operations	0.89	1.95	8.96	1.67	0.03	0.90

Redemption Fees	—**	—**	—**	—**	—**	0.01

Distributions from:
Net Realized Gain	(6.71)	(4.26)	—	—	—	—

Total Distributions	(6.71)	(4.26)	—	—	—	—

Net Asset Value, End of Period/Year	$30.03	$35.85	$38.16	$29.20	$27.53	$27.50

Total Return†	6.62%‡	5.84%‡	30.68%‡	6.07%‡	0.11%‡	3.42%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$48,537	$52,201	$50,919	$44,888	$43,493	$39,078
Ratio of Net Expenses to Average Net Assets	1.25%(2)*	1.25%(2)	1.25%(3)	1.36%(3)	1.60%(3)	1.53%(3)
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.60%*	1.39%	1.47%	1.55%	1.71%	1.54%
Ratio of Net Investment Loss to Average Net Assets	(0.67)%*	(0.78)%	(0.97)%	(0.40)%	(1.14)%	(0.99)%
Portfolio Turnover Rate†	29%	64%	48%	62%	71%	57%

(1)	Per share calculations were performed using average shares for the year or period.

(2)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly and commission recapture. If these amounts were included, the ratios would have decreased by 3 basis points (bps), and 1 bps, respectively.

(3)

The Ratio of Expenses to Average Net Assets includes the effect of fees paid indirectly. If these expense offsets were excluded, the ratios would have increased by 3 bps, 1 bps, 1 bps, and 4 bps, respectively.

†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the year or period.

*	Annualized.

**	Value is less than $0.01 per share.

Amounts  designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 53 funds. The financial statements herein are those of the Rice Hall James SMID Cap Portfolio (“SMID Cap Portfolio”), Rice Hall James Small Cap Portfolio (“Small Cap Portfolio”) and Rice Hall James Micro Cap Portfolio (“Micro Cap Portfolio”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the SMID Cap Portfolio is maximum capital appreciation. The SMID Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small-and-mid-cap companies with market capitalizations that, at the time of initial purchase, fall within the range of the companies in the Russell 2500 Index at reconstitution each June. The investment objective of the Small Cap Portfolio is maximum capital appreciation. The Small Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small cap companies with market capitalizations that, at the time of initial purchase, fall within the range of the companies in the Russell 2000 Index at reconstitution each June. The investment objective of the Micro Cap Portfolio is maximum capital appreciation. The Micro Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies that, at the time of initial purchase, fall within the range of companies in the Russell Microcap Index at reconstitution each June. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2019 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded, it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2019, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session of the exchange on which the security is principally traded.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2019 (Unaudited)

that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2019, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” (i.e., a greater than 50% probability) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2019 (Unaudited)

based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2019, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Micro Cap Portfolio imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed fewer than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Micro Cap Portfolio imposed redemption fees of $2,344 and $94, for the six months ended April 30, 2019 and the year ended October 31, 2018, respectively.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2019 (Unaudited)

4.	Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2019, the SMID Cap Portfolio, Small Cap Portfolio and Micro Cap Portfolio paid $4,461, $48,981 and $53,955, respectively, for these services.

The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Investor Class shares of the SMID Cap Portfolio will pay the Distributor a fee not to exceed 0.25% of the SMID Cap Portfolio’s average daily net assets attributable to Investor Class shares from this fee, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”). The fee represents compensation for services and reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or for the provision of shareholder services with respect to shares.

The Funds direct, via a network of executing brokers, certain fund trades to the Distributor, who pays a portion of the Funds’ expenses. Under this arrangement, the SMID Cap Portfolio, Small Cap Portfolio and the Micro Cap Portfolio had expenses reduced by $133, $2,146 and $6,419, respectively, savings that were used to pay administrative expenses. These amounts are included in “Fees Paid Indirectly” on the Statements of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2019 (Unaudited)

& Associates, LLC (the “Adviser”). These fees are disclosed on the Statements of Operations as Shareholder Servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend-disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits that can be used to offset transfer agent expenses. During the six months ended April 30, 2019, the SMID Cap Portfolio, Small Cap Portfolio and the Micro Cap Portfolio earned credits of $58, $755 and $576, respectively, which were used to offset transfer agent expenses. These amounts are included in “Fees Paid Indirectly” on the Statements of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the SMID Cap Portfolio pays the Adviser an annual fee of 0.90% on the first $250 million, 0.80% on the next $250 million and 0.70% for amounts over $500 million, based on the Fund’s average daily net assets. The Small Cap Portfolio and the Micro Cap Portfolio have a fee calculated at an annual rate of 0.80% and 0.75% of each Fund’s average daily net assets, respectively. The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine expenses (collectively “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2020. In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee reduction and/or expense reimbursement and (ii) at the time of the recoupment.

RHJ Fund	Contractual Expense Limitation
SMID Cap Portfolio	1.00%
Small Cap Portfolio	1.00%
Micro Cap Portfolio	1.25%

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2019 (Unaudited)

As of April 30, 2019, the Adviser may seek as reimbursement of previously waived fees for the Funds as follows:

RHJ Fund	Expiring 2020	Expiring 2021	Expiring 2022	Total
SMID Cap Portfolio	$35,289	$72,219	$70,866	$178,374
Small Cap Portfolio	120,657	331,548	372,705	824,910
Micro Cap Portfolio	44,570	90,382	104,475	239,427

6. Investment Transactions:

For the six months ended April 30, 2019, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

RHJ Fund	Purchases	Sales

SMID Cap Portfolio	$1,027,710	$1,313,004

Small Cap Portfolio	20,272,729	20,303,848

Micro Cap Portfolio	13,372,997	19,429,213

There were no purchases or sales of long-term U.S. Government Securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period in which the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

RHJ Fund	Long-Term Capital Gains	Total

Small Cap Portfolio

2018	$2,911,003	$2,911,003

2017	1,695,598	1,695,598

Micro Cap Portfolio

2018	5,688,859	5,688,859

2017	—	—

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2019 (Unaudited)

There were no distributions declared during the last two years ended October 31 in the SMID Cap Portfolio.

As of October 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

RHJ Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation	Total Distributable Earnings
SMID Cap Portfolio	$12,554	$540,435	$ 532,661	$ 1,085,650
Small Cap Portfolio	1,316,883	8,345,077	421,511	10,083,471
Micro Cap Portfolio	573,689	8,807,401	8,383,157	17,764,247

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. During the fiscal year ended October 31, 2018, the Fund had no utilized capital loss to offset capital gains. There were no remaining loss carryforwards as of October 31, 2018.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2019, were as follows:

RHJ Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
SMID Cap Portfolio	$3,251,450	$889,332	$(96,347)	$792,985
Small Cap Portfolio	40,216,586	6,104,987	(780,970)	5,324,017
Micro Cap Portfolio	38,744,060	10,825,982	(1,292,943)	9,533,039

8. Concentration of Risks:

Equity Risk (SMID Cap Portfolio, Small Cap Portfolio, Micro Cap Portfolio) — Since it purchases equity securities, the Funds are subject to equity risk, or the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and accordingly the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Small-Capitalization Company Risk (Small Cap Portfolio, Micro Cap Portfolio) — The small-capitalization companies in which the Funds will invest may be more vulnerable to adverse business or economic events as compared to larger, more

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2019 (Unaudited)

established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have comparatively limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Growth Style Risk (SMID Cap Portfolio, Small Cap Portfolio, Micro Cap Portfolio) — The Funds pursue a “growth style” of investing, meaning that the Funds invest in equity securities of companies that the Adviser believes can potentially offer above-average rates of earnings growth and that therefore may experience stock price increases that exceed the increases observed in the benchmark or in the stock’s peer universe. Over time and in different market environments, growth-style investing may fall in or out of favor, and in the latter case, the Funds may underperform other equity funds that rely on different investing styles or pursue different objectives.

Micro-Capitalization Company Risk (Micro Cap Portfolio) — Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, as compared to the volume of information available about larger peers, there may be less public information available about these companies. Micro-capitalization stock prices may be more volatile than stock prices corresponding to large-, mid- and small-capitalization companies, and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Small- and Mid-Capitalization Company Risk (SMID Cap Portfolio) — The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events as compared to larger, more established companies. In particular, investments in these small and medium-sized companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

9. Other:

At April 30, 2019, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, (shareholder segments comprised of omnibus accounts that were held on behalf of individual shareholders), each owning 10% or greater of the aggregate shares outstanding, was as follows:

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2019 (Unaudited)

RHJ Fund	No. of Shareholders	% Ownership

SMID Cap Portfolio	2	62%
Small Cap Portfolio	2	37%
Micro Cap Portfolio	1	44%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, remote, based on experience, the risk of loss from such claims is considered remote.

10.	Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies focus on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacts the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

11.	New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

12.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments to the financial statements were required.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, you hold an investment that is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period (November 1, 2018 through April 30, 2019).

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses, after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — and does NOT represent your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Annualized Expense Ratios	Expenses Paid During Period*

Actual Fund Return

SMID Cap Portfolio	$1,000.00	$1,093.60	1.00%	$5.14

Small Cap Portfolio	$1,000.00	1,033.90	1.00	4.99

Micro Cap Portfolio	$1,000.00	1,066.20	1.25	6.25

Hypothetical 5% Return

SMID Cap Portfolio	$1,000.00	$1,019.90	1.00%	$4.96

Small Cap Portfolio	1,000.00	1,019.90	1.00	4.96

Micro Cap Portfolio	1,000.00	1,018.70	1.25	6.11

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period shown).

The Rice Hall James Funds

P.O. Box 219009

Kansas City, MO 64121

866-474-5669

www.rhjfunds.com

Adviser:

Rice Hall James & Associates, LLC

600 West Broadway, Suite 1000

San Diego, CA 92101

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RHJ-SA-001-1800

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 9, 2019